Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 33,429	¥ 30,422	¥ 27,734
Interest costs on projected benefit obligation	20,341	23,186	24,267
Expected return on plan assets	(37,047)	(32,237)	(28,234)
Amortization of prior service benefit	(195)	(319)	(318)
Amortization of net actuarial loss (gain)	7,039	16,936	25,595
Special termination benefits	5,429	5,454	14,115	[1]
Net periodic benefit cost	¥ 28,996	¥ 43,442	¥ 63,159

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.